UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21225
Investment Company Act File Number

Eaton Vance Insured Massachusetts Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

September 30
Date of Fiscal Year End

June 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
Certifications

Item 1. Schedule of Investments

Eaton Vance Insured Massachusetts Municipal Bond Fund	as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 167.8%

Principal
Amount
(000’s omitted)	Security	Value
Escrowed/Prerefunded — 5.8%
$500	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), Prerefunded to 7/1/13, 5.75%, 7/1/33	$581,550
600	Massachusetts Development Finance Agency, (Western New England College), Prerefunded to 12/1/12, 6.125%, 12/1/32	700,380

		$1,281,930

Hospital — 5.1%
$775	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	$723,796
55	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.75%, 7/1/32	55,603
370	Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	343,471

		$1,122,870

Insured-Escrowed/Prerefunded — 6.1%
$2,900	Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$1,292,095
50	Massachusetts Health and Educational Facilities Authority, (New England Medical Center), (FGIC), Prerefunded to 5/15/12, 5.00%, 5/15/25	54,587

		$1,346,682

Insured-General Obligations — 18.1%
$1,900	Massachusetts, (AMBAC), 5.50%, 8/1/30	$2,129,178
965	Milford, (FSA), 4.25%, 12/15/46	853,349
1,000	Revere, (AGC), 5.00%, 4/1/39	983,190

		$3,965,717

Insured-Hospital — 2.4%
$650	Massachusetts Health and Educational Facilities Authority, (New England Medical Center), (FGIC), 5.00%, 5/15/25	$535,756

		$535,756

Insured-Lease Revenue/Certificates of Participation — 19.8%
$1,700	Massachusetts Development Finance Agency, (NPFG), 5.125%, 2/1/34	$1,502,001
1,000	Plymouth County Correctional Facility, (AMBAC), 5.00%, 4/1/22	1,021,470
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	693,804
1,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,120,820

		$4,338,095

Insured-Other Revenue — 6.8%
$1,500	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$1,501,095

		$1,501,095

Principal
Amount
(000’s omitted)	Security	Value
Insured-Private Education — 26.7%
$1,250	Massachusetts Development Finance Agency, (Boston College), (NPFG), 5.00%, 7/1/38	$1,252,450
1,105	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,139,741
750	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	796,843
1,000	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	956,640
750	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/35	740,325
1,000	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/37	980,790

		$5,866,789

Insured-Public Education — 12.7%
$700	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$731,493
1,000	Massachusetts Health and Educational Facilities Authority, (University of Massachusetts), (FGIC), (NPFG), 5.125%, 10/1/34	971,100
1,150	Massachusetts Health and Educational Facilities Authority, (Worcester State College), (AMBAC), 5.00%, 11/1/32	1,070,558

		$2,773,151

Insured-Special Tax Revenue — 28.9%
$1,225	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,221,607
305	Massachusetts Bay Transportation Authority, Revenue Assessment, (NPFG), 4.00%, 7/1/33	256,917
775	Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 4.75%, 8/15/32	753,749
2,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37	2,010,500
750	Massachusetts Special Obligations, (FGIC), (NPFG), 5.50%, 1/1/29	762,607
550	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	475,376
6,200	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	328,538
1,730	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	191,148
2,095	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	217,000
1,325	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	128,340

		$6,345,782

Insured-Transportation — 9.8%
$3,700	Massachusetts Turnpike Authority, (NPFG), 0.00%, 1/1/28	$1,093,054
1,300	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	1,062,893

		$2,155,947

Insured-Water Revenue — 10.5%
$1,125	Massachusetts Water Resources Authority, (AMBAC), 4.00%, 8/1/40	$893,790
1,400	Massachusetts Water Resources Authority, (FSA), 5.00%, 8/1/32	1,405,096

		$2,298,886

Private Education — 12.6%
$750	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	$716,535
2,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,052,900

		$2,769,435

Principal
Amount
(000’s omitted)	Security	Value
Senior Living/Life Care — 2.5%
$745	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.15%, 7/1/31	$537,972

		$537,972

Total Tax-Exempt Investments — 167.8% (identified cost $38,770,186)		$36,840,107

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (61.8)%		$(13,576,377)

Other Assets, Less Liabilities — (6.0)%		$(1,313,462)

Net Assets Applicable to Common Shares — 100.0%		$21,950,268

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2009, 84.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 39.1% of total investments.

(1)		Security represents the underlying municipal bond of a tender option bond trust.

A summary of financial instruments outstanding at June 30, 2009 is as follows:

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
JPMorgan Chase Co.	$525,000	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(47,258)
Merrill Lynch Capital Services, Inc.	862,500	4.517	3-month USD- LIBOR-BBA	December 1, 2009 / December 1, 2039	(37,447)

					$(84,705)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts.

At June 30, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in a liability position and whose primary underlying risk exposure is interest rate risk was $84,705.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$36,227,684

Gross unrealized appreciation	$718,223
Gross unrealized depreciation	(2,565,800)

Net unrealized depreciation	$(1,847,577)

The Fund adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Tax-Exempt Investments	$—	$36,840,107	$—	$36,840,107

Total Investments	$—	$36,840,107	$—	$36,840,107

Liability Description
Interest Rate Swaps	$—	$(84,705)	$—	$(84,705)

Total	$—	$(84,705)	$—	$(84,705)

The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Massachusetts Municipal Bond Fund

By:	/s/ Robert B. MacIntosh

Robert B. MacIntosh
President

Date:	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh

Robert B. MacIntosh
President

Date:	August 20, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	August 20, 2009